Employee deferred compensation	6 Months Ended
Jun. 30, 2011
Employee deferred compensation
Employee deferred compensation
Note 21 Employee deferred compensation
Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. For further information on cash and share-based awards and the related fair value assumptions, refer to Note 27 – Employee deferred compensation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010.

The Group repurchases its own shares in the open market and issues new shares out of available conditional capital to satisfy obligations in connection with share-based compensation.
The following tables show the compensation expense for deferred compensation awards that was recognized in the consolidated statements of operations, the total shares delivered, the estimated unrecognized compensation expenses for deferred compensation awards granted in 2Q11 and prior periods outstanding as of 2Q11 and the remaining requisite service period over which the unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the date of grant and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.

Deferred compensation expense
in	2Q11	1Q11	2Q10	6M11	6M10

Deferred compensation expense (CHF million)

Share-based awards	223	200	60	423	127

Adjustable Performance Plan awards	318	370	245	688	517

Restricted Cash Awards	47	101	0	148	0

Scaled Incentive Share Units	98	117	139	215	303

Incentive Share Units	46	36	237	82	427

Cash Retention Awards	0	0	155	0	307

Performance Incentive Plans (PIP I and PIP II)	0	0	1	0	1

Partner Asset Facility [1]	20	53	(48)	73	(40)

Other cash awards	93	112	80	205	188

Total deferred compensation expense	845	989	869	1,834	1,830

Total shares delivered (million)

Total shares delivered	1.5	21.1	37.6	22.6	45.8

1 Compensation expense represents the change in underlying fair value of the indexed assets during the period.

Additional information
end of	2Q11

Estimated unrecognized compensation expense (CHF million)

Share-based awards	1,518

Adjustable Performance Plan awards	1,169

Restricted Cash Awards	258

Scaled Incentive Share Units	480

Incentive Share Units	195

Other cash awards	52

Total	3,672

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Share-based awards
Share-based awards were granted in January 2011 as part of the 2010 deferred compensation. These awards replace other plans introduced in prior years, including Scaled Incentive Share Units (SISUs), Incentive Share Units (ISUs) and the Performance Incentive Plan (PIP). Each share-based award granted entitles the holder of the award to receive one Group share. One quarter of the share awards vest on each of the four anniversaries of the date of grant. The value that is delivered is equal to the Group share price at the time of delivery, as the share-based awards do not contain any leverage component or multiplier effect as contained in earlier awards.

The Group’s share-based awards also include other awards, such as blocked shares and longevity premium awards, which were primarily used in previous years, and special awards, which may be granted to new employees. These awards entitle the holder to receive one Group share, subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

As part of the deferred compensation for 2010, the Group awarded a small population of employees in a number of EU countries 50% of the amount they otherwise would have received in unrestricted cash in the form of blocked shares in order to comply with differing European regulatory requirements. The blocked shares vested immediately upon grant, have no future service requirements and were attributed to services performed in 2010. The shares remain blocked for a period of time, which varies from six months to three years, dependent on location, after which they are subject to no restrictions.

Share-based award activities
	2Q11		1Q11		2Q10		6M11		6M10

	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF	Number of share- based awards in million	Weighted- average grant-date fair value in CHF

Share-based award activities

Balance at beginning of period	50.5	43.28	17.3	43.86	14.0	46.69	17.3	43.86	15.5	45.67

Granted	1.1	38.53	36.6	42.44	1.6	48.81	37.7	42.33	2.9	49.41

Settled	(1.9)	44.80	(3.3)	41.22	(0.5)	63.83	(5.2)	42.53	(3.2)	47.56

Forfeited	(0.4)	43.38	(0.1)	46.24	(0.1)	55.41	(0.5)	43.99	(0.2)	60.92

Balance at end of period	49.3	43.11	50.5	43.28	15.0	46.24	49.3	43.11	15.0	46.24

of which vested	0.9	–	1.3	–	1.1	–	0.9	–	1.1	–

of which unvested	48.4	–	49.2	–	13.9	–	48.4	–	13.9	–

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date depending on the financial performance of the specific business areas and the Group return on equity and the value paid out each year for vested awards will reflect these adjustments.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group return on equity, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss unless a negative Group return on equity applies for that year and is greater than the divisional adjustment.

Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation in 2010 in the form of a restricted cash award with ratable vesting over a two-year period and other restrictive covenants and provisions. These cash awards were paid in 1Q11 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares based on Group return on equity.

Scaled Incentive Share Unit activities
	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	15.2	20.4	21.0	20.4	–

Granted	0.0	0.0	0.0	0.0	21.1

Settled	0.0	(5.1)	0.0	(5.1)	0.0

Forfeited	(0.2)	(0.1)	0.0	(0.3)	(0.1)

Balance at end of period	15.0	15.2	21.0	15.0	21.0

of which vested	0.5	0.4	0.0	0.5	0.0

of which unvested	14.5	14.8	21.0	14.5	21.0

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price compared to predefined targets set at grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The ISU leverage units granted in 2007 were settled in 6M11 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2Q11	1Q11	2Q10	6M11	6M10

Number of awards (million)

Balance at beginning of period	14.5	37.7	39.3	37.7	41.5

Granted [1]	0.0	0.0	0.0	0.0	6.0

Settled	(0.5)	(22.8)	0.0	(23.3)	(8.1)

Forfeited	(0.2)	(0.4)	(0.4)	(0.6)	(0.5)

Balance at end of period	13.8	14.5	38.9	13.8	38.9

of which vested	1.0	1.5	3.2	1.0	3.2

of which unvested	12.8	13.0	35.7	12.8	35.7

1 Includes ISUs granted in January and through out the year.

Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of PAF awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets that originated in Investment Banking.

PAF awards, which have a contractual term of eight years, are fully vested. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.